Intangible Assets and Goodwill - Summary Of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	$ 296,966	$ 407,590
Licenses
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	275,671	381,507
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	19,377	23,752
Trade Names
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	420	490
Permit Application Costs
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	1,371	1,130
Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	127	711
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	332,135	436,797
Gross Carrying Amount | Licenses
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	275,671	381,507
Gross Carrying Amount | Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	31,000	31,879
Gross Carrying Amount | Trade Names
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	2,100	2,100
Gross Carrying Amount | Permit Application Costs
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	17,351	15,027
Gross Carrying Amount | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	6,013	6,284
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	(35,169)	(29,207)
Accumulated Amortization | Licenses
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	0	0
Accumulated Amortization | Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	(11,623)	(8,127)
Accumulated Amortization | Trade Names
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	(1,680)	(1,610)
Accumulated Amortization | Permit Application Costs
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	(15,980)	(13,897)
Accumulated Amortization | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Total Intangible Assets	$ (5,886)	$ (5,573)